Business Acquisitions - Additional Information (Details) - USD ($)	Jul. 08, 2022	Jul. 20, 2021
Deliverr Inc.
Business Acquisition [Line Items]
Percentage of company acquired	100.00%
Purchase price	$ 1,961,864,000
Equity issued	293,688,000
Goodwill recognized expected to be deductible for income tax purposes	0
Deliverr Inc. | Acquired technology
Business Acquisition [Line Items]
Fair value of identifiable intangible assets	$ 255,000,000
Acquired intangibles, amortization period (in years)	6 years
Deliverr Inc. | Customer relationships
Business Acquisition [Line Items]
Fair value of identifiable intangible assets	$ 29,000,000
Acquired intangibles, amortization period (in years)	5 years
Deliverr Inc. | Other intangibles
Business Acquisition [Line Items]
Fair value of identifiable intangible assets	$ 4,000,000
Acquired intangibles, amortization period (in years)	3 years
Deliverr Inc. | Class A Subordinate Voting
Business Acquisition [Line Items]
Equity issued	$ 9,774,000
Donde Fashion Inc.
Business Acquisition [Line Items]
Percentage of company acquired		100.00%
Purchase price		$ 50,687,000
Goodwill recognized expected to be deductible for income tax purposes		0
Donde Fashion Inc. | Acquired technology
Business Acquisition [Line Items]
Fair value of identifiable intangible assets		$ 24,000,000
Acquired intangibles, amortization period (in years)		3 years